Non-Controlling Interest (Narrative) (Details)	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Keystone Isolation Technologies Inc. ("KIT")
Disclosure of subsidiaries [line items]
Percentage of ownership interest	60.00%
Proportion of ownership interests held by non-controlling interests	40.00%	40.00%
ZenPharm Limited
Disclosure of subsidiaries [line items]
Percentage of ownership interest	60.00%